SHARE BASED COMPENSATION (Details)	12 Months Ended
	Dec. 31, 2019 Intallment shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Jan. 02, 2020 shares	Jul. 25, 2019 shares	Jan. 02, 2019 shares
Share-based Payment Arrangement [Abstract]
Number of substantially equal quarterly installments for vesting | Intallment	12
Share Options [Member]
Share-based Payment Arrangement [Abstract]
Share option granted (in shares)	15,327,884	26,500,000	1,915,000
Options granted contractual term	10 years
RSAs and RSUs [Member]
Share-based Payment Arrangement [Abstract]
Shares granted (in shares)	6,249,313	4,983,162	950,000
SARs [Member]
Share-based Payment Arrangement [Abstract]
Shares granted (in shares)	82,722	52,079
SARs [Member] | Vesting in First Anniversary Year [Member]
Share-based Payment Arrangement [Abstract]
Vesting percentage	25.00%
SARs [Member] | Vesting in 12 Substantially Equal Quarterly Installments [Member]
Share-based Payment Arrangement [Abstract]
Vesting percentage	75.00%
RSUs [Member]
Share-based Payment Arrangement [Abstract]
Shares granted (in shares)	6,249,313	4,983,162
RSUs [Member] | Vesting in First Anniversary Year [Member]
Share-based Payment Arrangement [Abstract]
Vesting percentage	25.00%
RSUs [Member] | Vesting in 12 Substantially Equal Quarterly Installments [Member]
Share-based Payment Arrangement [Abstract]
Vesting percentage	75.00%
2009 Share Incentive Plan [Member]
Share-based Payment Arrangement [Abstract]
Maximum number of shares to all awards under the plan will increase on total ordinary shares, percentage	5.00%
2009 Share Incentive Plan [Member] | Class A Ordinary Shares [Member]
Share-based Payment Arrangement [Abstract]
Maximum aggregate number of ordinary shares to be issued under Plan (in shares)	83,000,000				103,129,938	100,129,938
2009 Share Incentive Plan [Member] | Class A Ordinary Shares [Member] | Subsequent Event [Member]
Share-based Payment Arrangement [Abstract]
Maximum aggregate number of ordinary shares to be issued under Plan (in shares)				123,292,170